Stock Options (Tables)	12 Months Ended
Dec. 31, 2014
Stock Options
Schedule of assumptions used in determining stock based compensation costs under the Black-Scholes option pricing model
	2014	2013	2012
Expected volatility	—	—	82.89%
Risk-free interest rate	—	—	0.39%
Expected life (years)	—	—	2.95
Dividend yield	—	—	Nil
Estimated forfeiture rate	—	—	10%

Summary of stock options activity

		Weighted Average	Aggregate Intrinsic
	Number	Exercise Price	Value
	of Options	($/option)	($)
Outstanding as at December 31, 2013	904,400	$2.14	$3,603,712
Granted	—
Exercised	(239,300)	2.22	—
Forfeited	(27,900)	2.37	—
Outstanding as at December 31, 2014	637,200	$2.09	$1,997,644

Vested and expected to vest at December 31, 2014	596,240	$2.08	$1,880,498
Exercisable as at December 31, 2014	560,550	$2.06	$1,778,282

Schedule of stock options by range of exercise prices

As at December 31,2014

Exercise	Number of	Remaining Average	Average Exercise	Number of	Remaining Contractual	Average Exercise
Prices	Options	Contractual	Price	Options	Life	Price
($/option)	Outstanding	Life (years)	($/option)	Exercisable	(years)	($/option)
$1.60	227,600	0.05	$1.60	227,600	0.05	$1.60
$2.37	409,600	2.99	$2.37	332,900	2.99	$2.37
	637,200	1.94		560,500	1.80	$2.06